STANDISH, AYER & WOOD INVESTMENT TRUST
                              One Financial Center
                           Boston, Massachusetts 02111


                                February 3, 1997


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Standish, Ayer & Wood Investment Trust (the "Trust")
(File Nos. 33-8214 and 811-4813)

Ladies and Gentlemen:

The Trust hereby certifies pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933 that the combined prospectus and statement of additional information relating to shares of beneficial interest of Standish Intermediate Tax Exempt Bond Fund, Standish Tax-Sensitive Equity Fund and Standish Small Cap Tax-Sensitive Equity Fund (each a series of the Trust) as well as the prospectus and statement of additional information relating to shares of beneficial interest of Standish Massachusetts Intermediate Tax Exempt Bond Fund that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 79 to the Trust's Registration Statement on Form N-1A (the "Amendment") and that the Amendment was filed electronically.

If you have any questions or comments concerning this filing, please contact Leonard A. Pierce, Esq., counsel to the Trust, at (617) 526-6440 (collect).

Very truly yours,



/s/ Basil Murray
Basil Murray